Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions
25.	Related Party Transactions

Compensation of Key Management Personnel

Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2017	2016

Short-term benefits [1]	$6,836	$6,478

Post-employment benefits	55	51

PSUs [2]	28	(388)

Equity settled stock based compensation (a non-cash expense) [3]	3,427	3,490

Total executive compensation	$10,346	$9,631

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)	As more fully disclosed in Note 21.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
3)	As more fully disclosed in Notes 20.2 and 20.3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.